Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other long-term liabilities [Abstract]
Schedule of Other Long-Term Liabilities

	December 31	December 31
	2020	2019
	€ in thousands
Forward contracts closed (1)	486	1,767
Liabilities for employees benefits	27	28

	513	1,795

(1)
The Company closed euro/USD forward contracts with an accumulated loss of approximately €1,767 thousand (approximately $1,982 thousand) in 2019 that are expected to be paid in 2021 and 2022. For the amount expected to be paid in 2021, please see note 9.